Taxes - Income tax - Current tax by geographical area or by tax group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	€ (975)	€ (1,168)	€ (750)
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(150)	(417)	(129)
Current tax	(150)	(417)	(129)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(544)	(536)	(420)
Current tax	(544)	(536)	(420)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(104)	(75)	(76)
Current tax	(104)	(75)	(76)
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	1
Current tax	1	0	0
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(178)	(140)	(125)
Current tax	€ (178)	€ (140)	€ (125)